Offerings - Offering: 1	Nov. 14, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.700% Senior Notes due 2034
Amount Registered | shares	637,020,000
Maximum Aggregate Offering Price	$ 629,885,376.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 96,435.45
Offering Note	Amounts are calculated in accordance with Rule 457(o) and Rule 457(r) under the Securities Act of 1933, as amended, based upon a Euro-to-U.S. dollar exchange rate of EUR1 to $1.0617 as of November 12, 2024, as reported by the European Central Bank.